Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 12,791	$ 24,765
Amounts receivable	820	1,208
Taxes recoverable	4,275	3,364
Prepaid expenses And other Assets	1,197	962
Inventory	6,622	5,179
Total current assets	25,705	35,478
Exploration and evaluation assets	46,075	11,053
Plant, equipment and mining properties	40,547	35,675
Long-term investments	2,667	3,939
Other assets	4	133
Total assets	114,998	86,278
Current liabilities
Accounts payable and accrued liabilities	5,107	3,260
Amounts due to related parties	125	163
Taxes payable	566	31
Notes payable	4,757	0
Current portion of finance lease obligations	785	389
Total current liabilities	11,340	3,843
Finance lease obligations	1,040	680
Warrant liability	347	741
Reclamation provision	769	726
Deferred income tax liabilities	4,118	1,781
Total liabilities	17,614	7,771
EQUITY
Share capital	144,616	129,953
Equity reserves	10,620	9,573
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(4,731)	(4,969)
Accumulated deficit	(53,024)	(55,953)
Total equity	97,384	78,507
Total liabilities and equity	$ 114,998	$ 86,278